UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:            |_|; Amendment Number:

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Discovery Capital Management, LLC

Address:    20 Marshall Street
            South Norwalk, CT 06854

13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kip Allardt
Title:      Chief Operating Officer
Phone:      (203) 838-3188

Signature, Place and Date of Signing:


/s/ Kip Allardt               South Norwalk, Connecticut      May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  56

Form 13F Information Table Value Total: $1,748,682
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-12213               Discovery Global Opportunity Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2010
COLUMN 1                          COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                               VALUE   SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (x1000)  PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHRD NONE
--------------                 --------------     -----       -------  -------   --- ----   ----------   -----  ----      ---- ----
ACCENTURE PLC IRELAND          COM               G1151C101    55,949   1,333,700 SH         SOLE         NONE   1,333,700
AMAZON COM INC                 CL A              023135106    23,570     173,600 SH         SOLE         NONE     173,600
AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105    18,460     366,700 SH         SOLE         NONE     366,700
ANADARKO PETE CORP             COM               032511107    32,191     442,000 SH         SOLE         NONE     442,000
APPLE INC                      COM               037833100   252,644   1,075,082 SH         SOLE         NONE   1,075,082
BAIDU INC                      SPON ADR REP A    056752108   153,972     257,910 SH         SOLE         NONE     257,910
BANCO MACRO SA                 SPON ADR B        05961W105    22,856     764,661 SH         SOLE         NONE     764,661
BANK OF AMERICA CORPORATION    COM               060505104    25,094   1,405,800 SH         SOLE         NONE   1,405,800
CANADIAN SOLAR INC             COM               136635109     7,629     313,700 SH         SOLE         NONE     313,700
CBS CORP NEW                   CL B              124857202    24,534   1,760,000 SH         SOLE         NONE   1,760,000
CENTRAL EUROPEAN DIST CORP     COM               153435102    17,748     506,941 SH         SOLE         NONE     506,941
CLIFFS NATURAL RESOURCES INC   COM               18683K101     7,237     102,000 SH         SOLE         NONE     102,000
COGNIZANT TECHNOLOGY SOLUTIO   SHS CLASS A       192446102    19,780     388,000 SH         SOLE         NONE     388,000
CORE LABORATORIES N V          COM               N22717107    26,252     200,702 SH         SOLE         NONE     200,702
CREDICORP LTD                  COM               G2519Y108   201,672   2,287,047 SH         SOLE         NONE   2,287,047
CTRIP COM INTL LTD             AMERICAN DEP SHS  22943F100    29,702     757,700 SH         SOLE         NONE     757,700
CVB FINL CORP                  COM               126600105     1,174     118,274 SH         SOLE         NONE     118,274
DIRECTV                        COM CL A          25490A101    25,784     762,600 SH         SOLE         NONE     762,600
DIREXION SHS ETF TR            DLY TECH BULL 3X  25459W102    11,717      75,000 SH         SOLE         NONE      75,000
DISNEY WALT CO                 COM DISNEY        254687106    46,050   1,319,100 SH         SOLE         NONE   1,319,100
EBAY INC                       SPON ADR UNITS    278642103    27,468   1,018,450 SH         SOLE         NONE   1,018,450
EMPRESA DIST Y COMERCIAL NOR   SPON ADR          29244A102       703     100,000 SH         SOLE         NONE     100,000
FOMENTO ECONOMICO MEXICANOS    SHS               344419106    26,983     567,700 SH         SOLE         NONE     567,700
FREEPORT-MCMORAN COPPER & GO   COM               35671D857     5,104      61,100 SH         SOLE         NONE      61,100
GENPACT LIMITED                COM               G3922B107     8,583     511,800 SH         SOLE         NONE     511,800
GILEAD SCIENCES INC            COM               375558103    29,728     653,800 SH         SOLE         NONE     653,800
GOOGLE INC                     CL A              38259P508    94,394     166,445 SH         SOLE         NONE     166,445
GRUPO FINANCIERO GALICIA S A   SP ADR 10 SH B    399909100     4,275     718,431 SH         SOLE         NONE     718,431
HEWLETT PACKARD CO             COM               428236103    20,877     392,800 SH         SOLE         NONE     392,800
HOME INNS & HOTELS MGMT INC    SPON ADR          43713W107     1,905      58,200 SH         SOLE         NONE      58,200
INTEL CORP                     COM               458140100    22,578   1,012,900 SH         SOLE         NONE   1,012,900
ISHARES TR INDEX               MSCI EMERG MKT    464287234    74,936   1,779,000 SH         SOLE         NONE   1,779,000
JA SOLAR HOLDINGS CO LTD       SPON ADR          466090107    20,420   3,652,900 SH         SOLE         NONE   3,652,900
KKR FINANCIAL HLDGS LLC        COM               48248A306    11,422   1,391,200 SH         SOLE         NONE   1,391,200
MASTERCARD INC                 CL A              57636Q104     6,160      24,250 SH         SOLE         NONE      24,250
MATRIXX INITIATIVES INC        COM               57685L105       254      50,000 SH         SOLE         NONE      50,000
MEMC ELECTR MATLS INC          COM               552715104    31,374   2,046,600 SH         SOLE         NONE   2,046,600
MICROSOFT CORP                 COM               594918104    95,576   3,263,100 SH         SOLE         NONE   3,263,100
MOBILE TELESYSTEMS OJSC        SPONSORED ADR     607409109    21,745     391,800 SH         SOLE         NONE     391,800
MOMENTA PHARMACEUTICALS INC    COM               60877T100    11,663     779,111 SH         SOLE         NONE     779,111
MORGAN STANLEY                 COM NEW           617446448     7,158     244,400 SH         SOLE         NONE     244,400
NII HLDGS INC                  CL B NEW          62913F201    34,107     818,300 SH         SOLE         NONE     818,300
PETROHAWK ENERGY CORP          SPON ADR          716495106    25,579   1,261,300 SH         SOLE         NONE   1,261,300
PNC FINL SVCS GROUP INC        COM               693475105    11,928     199,800 SH         SOLE         NONE     199,800
POPULAR INC                    COM               733174106     8,977   3,085,000 SH         SOLE         NONE   3,085,000
RANGE RES CORP                 COM               75281A109    10,175     217,100 SH         SOLE         NONE     217,100
REX ENERGY CORPORATION         COM               761565100     2,357     206,900 SH         SOLE         NONE     206,900
SINA CORP                      ORD               G81477104    15,479     410,696 SH         SOLE         NONE     410,696
SUNCOR ENERGY INC NEW          COM               867224107    17,149     527,000 SH         SOLE         NONE     527,000
TAKE-TWO INTERACTIVE SOFTWAR   COM               874054109     5,073     514,000 SH         SOLE         NONE     514,000
TELECOM ARGENTINA S A          SPON ADR REP B    879273209     5,039     268,900 SH         SOLE         NONE     268,900
TRANSOCEAN LTD                 REG SHS           H8817H100    23,599     273,204 SH         SOLE         NONE     273,204
TRINA SOLAR LIMITED            SPON ADR          89628E104    12,167     498,450 SH         SOLE         NONE     498,450
UNITEDHEALTH GROUP INC         COM               91324P102    16,162     494,700 SH         SOLE         NONE     494,700
VISA INC                       COM CL A          92826C839     9,713     106,700 SH         SOLE         NONE     106,700
WELLPOINT INC                  COM               94973V107    23,857     370,560 SH         SOLE         NONE     370,560

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